Schedule of estimated useful lives (Details)	Apr. 30, 2026
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Office and production equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Office and production equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Renovation [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years